                                                                  SUPP-NYPE30517

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                 PRIMELITE III


                          SUPPLEMENT DATED MAY 1, 2017
                                     TO THE
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 30, 2007 for the PrimElite III variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. INVESTMENT OPTIONS


a. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.


b. Replace the list of Investment Portfolios and Investment Portfolio investment adviser information under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios and Investment Portfolio investment adviser information attached to this prospectus supplement.


c. Under "Transfers -- Restrictions on Frequent Transfers" the following paragraph is revised:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


d. Under "Transfers -- Restrictions on Large Transfers" replace the last sentence with the following:


A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

2. EXPENSES


In the "EXPENSES" section under "Withdrawal Charge -- Reduction or Elimination of the Withdrawal Charge -- Nursing Home or Hospital Confinement Rider" and under " -- Terminal Illness Rider," delete this sentence: "We will not accept additional payments once this waiver is used."


3. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Annuity Date", replace the last sentenceof the first paragraph with the following:


Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of a calendar month unless, subject to our administrative procedures, we allow you to select another day of the month as your Annuity Date.


4. OTHER INFORMATION


a. Effective March 6, 2017, the name of the Separate Account is changed to "Brighthouse Variable Annuity Account B."


b. In the "OTHER INFORMATION" section, replace the subsection "First MetLife Investors" with the following:


Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


Planned Separation from MetLife, Inc. In January 2016, MetLife announced its
-------------------------------------
plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off. To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the

MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10. Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/ companysearch.html. No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.


c. In the "OTHER INFORMATION" section under "Distributor" replace the first sentence of the first paragraph with the following:


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company.


d. In the "OTHER INFORMATION" section under "Requests and Elections," metlife.com is replaced with brighthousefinancial.com.


5. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Minimum and Maximum Total Annual Investment Portfolio Operating Expenses and Investment Portfolio Fees and Expenses tables in the prospectus with the Minimum and Maximum Total Annual Investment Portfolio Operating Expenses and Investment Portfolio Fees and Expenses tables attached to this prospectus supplement.


8. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.28%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.38%         0.25%        0.20%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     0.36%         0.25%        0.02%

 American Funds Global Growth Fund            0.53%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.33%         0.25%        0.02%

 American Funds Growth-Income Fund            0.27%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 Invesco Comstock Portfolio                   0.57%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 MFS(R) Research International Portfolio      0.70%         0.25%        0.04%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond              0.35%         0.15%        0.03%
  Portfolio

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                0.56%         0.20%        0.05%

 MFS(R) Value Portfolio                       0.70%          --          0.02%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.03%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                            0.55%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.45%         0.25%        0.02%

 Franklin Mutual Shares VIP Fund              0.69%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.84%         0.01%         0.83%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                      --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.81%           --          0.81%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.60%           --          0.60%

 American Funds Growth-Income Fund             --        0.54%           --          0.54%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.02%         1.11%

 MFS(R) Research International Portfolio       --        0.99%         0.06%         0.93%

 T. Rowe Price Large Cap Value Portfolio       --        0.74%         0.03%         0.71%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond               --        0.53%         0.02%         0.51%
  Portfolio

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                 --        0.81%           --          0.81%

 MFS(R) Value Portfolio                        --        0.72%         0.14%         0.58%

 T. Rowe Price Large Cap Growth                --        0.87%         0.02%         0.85%
  Portfolio

 Western Asset Management Strategic          0.01%       0.61%         0.05%         0.56%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.75%         0.01%         0.74%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                             --        0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                    0.02%       0.74%         0.03%         0.71%

 Franklin Mutual Shares VIP Fund               --        0.97%           --          0.97%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST

 ClearBridge Variable Aggressive Growth        0.75%          --          0.05%
  Portfolio

 ClearBridge Variable Appreciation             0.70%          --          0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.75%         0.25%        0.07%
  Portfolio

 ClearBridge Variable Large Cap Growth         0.75%          --          0.11%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

 QS Variable Conservative Growth                --            --          0.13%

 QS Variable Growth                             --            --          0.11%

 QS Variable Moderate Growth                    --            --          0.23%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.11%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive             0.65%          --          0.63%
  Balanced Fund




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.80%           --          0.80%
  Portfolio

 ClearBridge Variable Appreciation              --        0.75%           --          0.75%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.07%           --          1.07%
  Portfolio

 ClearBridge Variable Large Cap Growth          --        0.86%         0.06%         0.80%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

 QS Variable Conservative Growth              0.69%       0.82%           --          0.82%

 QS Variable Growth                           0.79%       0.90%           --          0.90%

 QS Variable Moderate Growth                  0.75%       0.98%         0.03%         0.95%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.81%           --          0.81%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive              --        1.28%         0.39%         0.89%

  Balanced Fund


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class E)

  Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
    (formerly Met/Wellington Core Equity Opportunities Portfolio)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)

     QS Variable Moderate Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. 1919 Investment Counsel, LLC is the investment manager for each portfolio. The following portfolio is available under the contract:


     1919 Variable Socially Responsive Balanced Fund

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Seeks both capital appreciation and current
                                            income.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Seeks as high a level of current income as is
                                            consistent with the preservation of capital.
 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Global Small                Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 Invesco Comstock Portfolio (Class B)       Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 (Class B)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class E)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E)                        consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity       appreciation and current income.
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Capital Research and Management
                                            Company
 American Funds Global Growth Fund          Capital Research and Management
                                            Company
 American Funds Global Small                Capital Research and Management
 Capitalization Fund                        Company
 American Funds Growth Fund                 Capital Research and Management
                                            Company
 American Funds Growth-Income Fund          Capital Research and Management
                                            Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 Clarion Global Real Estate Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 Invesco Comstock Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio (Class E)                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity       Company LLP
 Opportunities Portfolio)
 MFS(R) Total Return Portfolio (Class F)    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class A)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Large Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital. Current
 Portfolio (Class I)                        income is a secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 QS Variable Moderate Growth (Class I)      Seeks long-term growth of capital.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          Seeks capital appreciation and retention of



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 QS Variable Moderate Growth (Class I)      Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Pioneer Investment Management, Inc.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          1919 Investment Counsel, LLC


 Balanced Fund   net investment income.


                                      B-2